Restructuring Charges and Expenses (Details)	1 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2017 USD ($) employee	Apr. 30, 2017 USD ($) employee	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)
Restructuring Charges and Expenses
Restructuring charge recorded			$ 416,000	$ 935,000
Restructuring plan for reduction in force - April 2017
Restructuring Charges and Expenses
Reduction in force (as a percent)		33.00%
Number of employees terminated | employee		44
Restructuring plan for reduction in force - September 2017
Restructuring Charges and Expenses
Number of employees terminated | employee	24
Severance costs | Restructuring plan for reduction in force - April 2017
Restructuring Charges and Expenses
Restructuring charge recorded		$ 519,000
Severance cost paid			493,000
Expected costs remaining	$ 26,000		26,000	26,000
Severance costs | Restructuring plan for reduction in force - September 2017
Restructuring Charges and Expenses
Restructuring charge recorded	416,000
Severance cost paid	55,000
Expected costs remaining	$ 361,000		$ 361,000	$ 361,000